SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disaggregation of revenue
Net revenue	$ 83,467,770	$ 71,452,736	$ 58,546,729
Non-related party
Disaggregation of revenue
Net revenue	60,503,275	51,558,098	46,618,820
Related party
Disaggregation of revenue
Net revenue	22,964,495	19,894,638	11,927,909
Auto insurance aftermarket value-added services
Disaggregation of revenue
Net revenue	80,752,915	63,398,860	45,561,529
Other scenario-based customized services
Disaggregation of revenue
Net revenue	2,663,557	7,437,448	11,764,389
Software development and information technology services
Disaggregation of revenue
Net revenue	$ 51,298	$ 616,428	$ 1,220,811